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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number        811-21269

Evergreen Income Advantage Fund

(Exact name of registrant as specified in charter)

200 Berkeley Street
Boston, Massachusetts 02116

(Address of principal executive offices)     (Zip code)

Michael H. Koonce, Esq.
200 Berkeley Street
Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant's telephone number, including area code:   (617) 210-3200

Date of fiscal year end:	Registrant is making a quarterly filing for 1 of its series, Evergreen Income Advantage Fund, for the quarter ended July 31, 2004. This 1 series have an April 30, fiscal year end.

Date of reporting period:	July 31, 2004

Item 1 — Schedule of Investments

EVERGREEN INCOME ADVANTAGE FUND SCHEDULE OF INVESTMENTS
July 31, 2004 (unaudited)
	Principal Amount	Value

CORPORATE BONDS 134.1%
CONSUMER DISCRETIONARY 38.8%
Auto Components 6.8%
Advanced Accesory Systems LLC, 10.75%, 06/15/2011	$4,000,000	$4,030,000
Collins & Aikman Products Co.:
10.75%, 12/31/2011 þ	5,485,000	5,622,125
11.50%, 04/15/2006 þ	4,668,000	4,632,990
Dana Corp., 9.00%, 08/15/2011	15,000,000	17,775,000
Dura Operating Corp., Ser. B, 8.625%, 04/15/2012 þ	5,378,000	5,351,110
RJ Tower Corp., 12.00%, 06/01/2013 þ	10,800,000	9,990,000
Tenneco Automotive, Inc., Ser. B, 10.25%, 07/15/2013 þ	8,165,000	9,348,925
TRW Automotive, Inc., 9.375%, 02/15/2013	10,784,000	12,347,680

		69,097,830

Automobiles 1.1%
Meritor Automotive, Inc., 6.80%, 02/15/2009 þ	10,999,000	11,108,990

Distributors 0.8%
Roundy's, Inc., Ser. B, 8.875%, 06/15/2012	8,175,000	8,604,188

Hotels, Restaurants & Leisure 10.4%
Ameristar Casinos, Inc., 10.75%, 02/15/2009	10,000,000	11,300,000
Equinox Holdings, Inc., 9.00%, 12/15/2009 144A þ	10,930,000	11,039,300
Friendly Ice Cream Corp., 8.375%, 06/15/2012 þ	3,380,000	3,278,600
Inn of The Mountain Gods, 12.00%, 11/15/2010 144A	7,000,000	7,875,000
John Q. Hammons Hotels LP, Ser. B, 8.875%, 05/15/2012	12,995,000	14,375,719
La Quinta Corp., 8.875%, 03/15/2011	10,500,000	11,628,750
Mandalay Resort Group, Ser. B, 10.25%, 08/01/2007 þ	10,000,000	11,225,000
Premier Entertainment Biloxi LLC, 10.75%, 02/01/2012 144A	7,000,000	7,420,000
Town Sports International, Inc., 9.625%, 04/15/2011	6,325,000	6,151,062
Venetian Casino Resort LLC, 11.00%, 06/15/2010	19,000,000	21,755,000

		106,048,431

Household Durables 2.5%
Ames True Temper, Inc., 10.00%, 07/15/2012 144A	4,480,000	4,491,200
Amscan Holdings, Inc., 8.75%, 05/01/2014 144A	2,410,000	2,416,025
K. Hovnanian Enterprises Inc., 7.75%, 05/15/2013 þ	5,000,000	5,150,000
Meritage Corp., 9.75%, 06/01/2011	1,500,000	1,665,000
Technical Olympic USA, Inc.:
7.50%, 03/15/2011 144A þ	1,500,000	1,402,500
10.375%, 07/01/2012	1,800,000	1,912,500
WCI Communities, Inc., 9.125%, 05/01/2012	8,000,000	8,680,000

		25,717,225

Leisure Equipment & Products 0.9%
ICON Health & Fitness, Inc., 11.25%, 04/01/2012	8,000,000	8,760,000

Media 7.4%
Cablevision Systems Corp., 8.00%, 04/15/2012 144A þ	10,635,000	10,502,062
CCO Holdings LLC, 8.75%, 11/15/2013	3,250,000	3,136,250
Charter Communications Holdings LLC, 8.625%, 04/01/2009	5,000,000	3,800,000
Cinemark USA, Inc., 9.00%, 02/01/2013	12,000,000	13,230,000
Cinemark, Inc., Sr. Disc. Note, Step Bond, 0.00%, 03/01/2009 144A + þ	7,225,000	4,804,625
Dex Media East LLC:
9.875%, 11/15/2009	3,725,000	4,227,875
12.125%, 11/15/2012	7,300,000	8,687,000
Emmis Operations Co., 6.875%, 05/15/2012 144A	7,350,000	7,221,375
Loews Cineplex Entertainment Corp., 9.00%, 08/01/2014 144A	2,030,000	2,009,700
Sinclair Broadcast Group, Inc., 8.00%, 03/15/2012	17,500,000	18,156,250

		75,775,137

[1]

EVERGREEN INCOME ADVANTAGE FUND SCHEDULE OF INVESTMENTS continued
July 31, 2004 (unaudited)
	Principal Amount	Value

CORPORATE BONDS (continued)
CONSUMER DISCRETIONARY (continued)
Specialty Retail 7.7%
Aearo Co., 8.25%, 04/15/2012 144A	$1,755,000	$1,798,875
Alderwoods Group, Inc., 12.25%, 01/02/2009	10,000,000	11,087,500
American Achievement Corp., 8.25%, 04/01/2012 144A	6,155,000	6,339,650
Central Garden & Pet Co., 9.125%, 02/01/2013	7,000,000	7,560,000
Cole National Group, Inc., 8.875%, 05/15/2012	7,665,000	8,393,175
FTD, Inc., 7.75%, 02/15/2014 144A	7,000,000	6,720,000
General Nutrition Centers, Inc., 8.50%, 12/01/2010 144A	8,500,000	8,648,750
Group 1 Automotive, Inc., 8.25%, 08/15/2013	3,000,000	3,135,000
PETCO Animal Supplies, Inc., 10.75%, 11/01/2011	10,000,000	11,250,000
Tempur-Pedic, Inc., 10.25%, 08/15/2010 þ	1,300,000	1,470,625
United Auto Group, Inc., 9.625%, 03/15/2012	8,000,000	8,800,000
Warnaco Group, Inc., 8.875%, 06/15/2013	3,200,000	3,496,000

		78,699,575

Textiles, Apparel & Luxury Goods 1.2%
Oxford Industries, Inc., 8.875%, 06/01/2011 144A	12,000,000	12,840,000

CONSUMER STAPLES 7.9%
Food & Staples Retailing 0.8%
Duane Reade, Inc., 9.75%, 08/01/2011 144A	4,775,000	4,786,938
Michael Foods, Inc., 8.00%, 11/15/2013	3,400,000	3,561,500

		8,348,438

Food Products 4.0%
Chiquita Brands International, Inc., 10.56%, 03/15/2009	15,000,000	16,331,250
Del Monte Foods Co., 8.625%, 12/15/2012	9,217,000	10,092,615
Seminis Vegetable Seeds, Inc., 10.25%, 10/01/2013 144A	12,890,000	14,179,000

		40,602,865

Personal Products 1.6%
Playtex Products, Inc.:
8.00%, 03/01/2011 144A	9,000,000	9,382,500
9.375%, 06/01/2011 þ	7,000,000	7,087,500

		16,470,000

Tobacco 1.5%
Commonwealth Brands, Inc., 10.625%, 09/01/2008 144A	7,000,000	7,385,000
North Atlantic Trading, Inc., 9.25%, 03/01/2012 þ	7,580,000	7,466,300

		14,851,300

ENERGY 14.8%
Energy Equipment & Services 4.7%
General Maritime Corp., 10.00%, 03/15/2013 þ	7,850,000	8,674,250
Grant Prideco, Inc., 9.00%, 12/15/2009	6,000,000	6,630,000
Gulfmark Offshore, Inc., 7.75%, 07/15/2014 144A	4,100,000	3,987,250
Lone Star Technologies, Inc., 9.00%, 06/01/2011	6,200,000	6,541,000
NRG Energy, Inc., 8.00%, 12/15/2013 144A	5,000,000	5,137,500
Parker Drilling Co., Ser. B, 10.125%, 11/15/2009	14,000,000	14,805,000
SESI LLC, 8.875%, 05/15/2011	2,000,000	2,170,000

		47,945,000

Oil & Gas 10.1%
Chesapeake Energy Corp.:
6.875%, 01/15/2016	3,360,000	3,326,400
7.50%, 09/15/2013 þ	7,000,000	7,472,500
El Paso Energy Corp., 6.75%, 05/15/2009 þ	10,600,000	9,831,500
El Paso Energy Partners LP, 8.50%, 06/01/2011 þ	6,700,000	7,370,000
El Paso Production Holding Co., 7.75%, 06/01/2013	16,000,000	15,320,000
Evergreen Resources, Inc., 5.875%, 03/15/2012 144A	1,410,000	1,441,725
[2]

EVERGREEN INCOME ADVANTAGE FUND SCHEDULE OF INVESTMENTS continued
July 31, 2004 (unaudited)
	Principal Amount	Value

CORPORATE BONDS (continued)
ENERGY (continued)
Oil & Gas (continued)
Exco Resources, Inc., 7.25%, 01/15/2011	$2,245,000	$2,334,800
Gulfterra Energy Partners LP, Ser. B, 6.25%, 06/01/2010	10,000,000	10,250,000
Overseas Shipholding Group, Inc., 8.25%, 03/15/2013	12,050,000	12,773,000
Plains Exploration & Production Co., 8.75%, 07/01/2012	2,500,000	2,762,500
Premcor Refining Group, Inc.:
6.75%, 05/01/2014	9,500,000	9,618,750
9.50%, 02/01/2013	6,500,000	7,572,500
Tesoro Petroleum Corp., 9.625%, 04/01/2012 þ	10,150,000	11,647,125
Westport Resources Corp., 8.25%, 11/01/2011	1,500,000	1,718,790

		103,439,590

FINANCIALS 12.0%
Capital Markets 0.5%
Affinity Group, Inc., 9.00%, 02/15/2012 144A	5,475,000	5,700,844

Consumer Finance 1.2%
Metris Companies, Inc., 10.125%, 07/15/2006 þ	12,500,000	12,312,500

Diversified Financial Services 4.0%
Nalco Finance Holdings LLC, Sr. Disc. Note, Step Bond, 0.00%, 02/01/2009 144A +	12,660,000	8,672,100
Northern Telecom Capital Corp., 7.875%, 06/15/2026	9,000,000	8,370,000
Qwest Capital Funding, Inc., 7.00%, 08/03/2009	8,500,000	7,522,500
Sprint Capital Corp., 7.125%, 01/30/2006	15,215,000	16,097,713

		40,662,313

Insurance 0.4%
Crum & Forster Holdings Corp., 10.375%, 06/15/2013	3,750,000	4,087,500

Real Estate 5.9%
Choctaw Resort Development Enterprise, 9.25%, 04/01/2009	10,000,000	10,800,000
Crescent Real Estate Equities, 9.25%, 04/15/2009 REIT	1,865,000	1,967,575
HMH Properties, Inc., Ser. B, 7.875%, 08/01/2008 REIT	8,015,000	8,275,487
LNR Property Corp., 7.625%, 07/15/2013	10,650,000	10,703,250
Omega Healthcare Investors, Inc.:
6.95%, 08/01/2007 REIT	8,255,000	8,389,144
7.00%, 04/01/2014 REIT 144A	1,400,000	1,340,500
Thornburg Mortgage, Inc., 8.00%, 05/15/2013 REIT	7,825,000	8,020,625
Universal City Development Partners, 11.75%, 04/01/2010	9,080,000	10,578,200

		60,074,781
HEALTH CARE 8.0%
Health Care Equipment & Supplies 2.1%
Norcross Safety Products LLC, Ser. B, 9.875%, 08/15/2011	2,750,000	2,983,750
Triad Hospital, Inc., 7.00%, 05/15/2012	11,000,000	11,302,500
Universal Hospital Services, Inc., 10.125%, 11/01/2011	7,215,000	7,305,188

		21,591,438

Health Care Providers & Services 5.9%
Extendicare Health Services, Inc., 9.50%, 07/01/2010	13,000,000	14,543,750
Iasis Healthcare Corp., 8.75%, 06/15/2014 144A	5,100,000	5,329,500
Pacificare Health Systems, Inc., 10.75%, 06/01/2009	7,800,000	8,892,000
Select Medical Corp., 9.50%, 06/15/2009	9,499,000	10,211,425
Stewart Enterprises, Inc., 10.75%, 07/01/2008	6,000,000	6,697,500
Team Health, Inc., 9.00%, 04/01/2012 144A þ	6,025,000	5,874,375
Tenet Healthcare Corp., 9.875%, 07/01/2014 144A þ	8,230,000	8,590,062

		60,138,612

[3]

EVERGREEN INCOME ADVANTAGE FUND SCHEDULE OF INVESTMENTS continued
July 31, 2004 (unaudited)
	Principal Amount	Value

CORPORATE BONDS (continued)
INDUSTRIALS 12.4%
Aerospace & Defense 0.8%
Argo Tech Corp., 9.25%, 06/01/2011 144A	$1,640,000	$1,730,200
Da Lite Screen Co., Inc., 9.50%, 05/15/2011	6,500,000	6,833,125

		8,563,325

Building Products 0.8%
Nortek Holdings, Inc., 9.875%, 06/15/2011	7,000,000	8,181,250

Commercial Services & Supplies 7.3%
Allied Waste North America, Inc.:
6.50%, 11/15/2010 þ	4,490,000	4,467,550
Ser. B, 7.375%, 04/15/2014 þ	14,720,000	14,168,000
American Color Graphics, Inc., 10.00%, 06/15/2010	7,250,000	6,670,000
Cenveo Corp., 7.875%, 12/01/2013	8,075,000	7,408,813
Clean Harbors, Inc., 11.25%, 07/15/2012 144A	4,950,000	5,123,250
Coinmach Corp., 9.00%, 02/01/2010	8,000,000	8,110,000
Geo Group, Inc., 8.25%, 07/15/2013	4,875,000	4,972,500
Hines Nurseries, Inc., 10.25%, 10/01/2011	2,618,000	2,840,530
JohnsonDiversey Holdings, Inc., Sr. Disc. Note, Step Bond, 0.00%, 05/01/2007 +	3,000,000	2,340,000
Service Corp. International, 6.75%, 04/01/2016 144A	4,475,000	4,245,656
United Rentals North America, Inc., 7.75%, 11/15/2013 þ	15,000,000	14,587,500

		74,933,799

Machinery 3.2%
Case New Holland, Inc., 9.25%, 08/01/2011 144A	13,000,000	14,137,500
SPX Corp., 7.50%, 01/01/2013 þ	8,000,000	8,180,000
Terex Corp., 10.375%, 04/01/2011 þ	6,750,000	7,576,875
Wolverine Tube, Inc., Ser. B, 10.50%, 04/01/2009 þ	2,040,000	2,213,400

		32,107,775

Marine 0.3%
Horizon Lines LLC, 9.00%, 11/01/2012 144A	2,660,000	2,773,050

INFORMATION TECHNOLOGY 2.8%
Internet Software & Services 1.5%
UGS Corp., 10.00%, 06/01/2012	14,060,000	14,973,900

IT Services 0.6%
Stratus Technologies, Inc., 10.375%, 12/01/2008 144A	5,000,000	4,875,000
Unisys Corp., 6.875%, 03/15/2010 þ	1,500,000	1,530,000

		6,405,000

Semiconductors & Semiconductor Equipment 0.7%
Amkor Technology, Inc., 7.75%, 05/15/2013 þ	8,000,000	6,880,000

MATERIALS 24.2%
Chemicals 11.3%
Acetex Corp., 10.875%, 08/01/2009	5,000,000	5,500,000
Airgas, Inc., 9.125%, 10/01/2011	1,425,000	1,608,469
Equistar Chemicals LP, 10.625%, 05/01/2011	14,000,000	15,610,000
Ethyl Corp., 8.875%, 05/01/2010	12,000,000	12,900,000
Huntsman Advanced Materials LLC, 11.00%, 07/15/2010 144A	6,500,000	7,410,000
Huntsman International LLC:
9.875%, 03/01/2009 þ	7,000,000	7,507,500
11.50%, 07/15/2012 144A	12,250,000	12,464,375
Lyondell Chemical Co., 9.50%, 12/15/2008	7,500,000	7,884,375
Methanex Corp., 8.75%, 08/15/2012	1,300,000	1,475,500
Millennium America, Inc., 9.25%, 06/15/2008 144A	4,000,000	4,340,000
[4]

EVERGREEN INCOME ADVANTAGE FUND SCHEDULE OF INVESTMENTS continued
July 31, 2004 (unaudited)
	Principal Amount	Value

CORPORATE BONDS (continued)
MATERIALS (continued)
Chemicals (continued)
OM Group, Inc., 9.25%, 12/15/2011	$18,000,000	$18,495,000
Terra Capital, Inc., 11.50%, 06/01/2010	14,000,000	15,400,000
United Industries Corp., 9.875%, 04/01/2009	5,000,000	5,237,500

		115,832,719

Containers & Packaging 6.0%
Graphic Packaging International, Inc., 9.50%, 08/15/2013 þ	15,000,000	16,575,000
Jefferson Smurfit Group, 7.50%, 06/01/2013	5,000,000	5,100,000
Norampac, Inc., 6.75%, 06/01/2013	8,000,000	8,080,000
Owens-Brockway Glass Container, Inc.:
8.25%, 05/15/2013 þ	10,525,000	11,077,562
8.75%, 11/15/2012	12,150,000	13,425,750
Stone Container Corp., 9.75%, 02/01/2011 þ	6,500,000	7,215,000

		61,473,312

Metals & Mining 5.1%
Alaska Steel Corp., 7.75%, 06/15/2012 þ	3,900,000	3,627,000
Foundation Pennsylvania Coal Co., 7.25%, 08/01/2014 144A	7,980,000	8,079,750
Freeport-McMoRan Copper & Gold, Inc., 10.125%, 02/01/2010	6,450,000	7,191,750
Massey Energy Co., 6.625%, 11/15/2010 þ	6,760,000	6,929,000
Oregon Steel Mills, Inc., 10.00%, 07/15/2009 þ	7,250,000	7,757,500
Peabody Energy Corp.:
5.875%, 04/15/2016	5,175,000	4,799,813
6.875%, 03/15/2013	2,720,000	2,815,200
U.S. Steel Corp., 10.75%, 08/01/2008 þ	9,287,000	10,796,137

		51,996,150

Paper & Forest Products 1.8%
Georgia Pacific Corp.:
8.00%, 01/15/2024	4,170,000	4,368,075
8.125%, 05/15/2011 þ	12,000,000	13,530,000

		17,898,075

TELECOMMUNICATION SERVICES 11.6%
Diversified Telecommunication Services 5.4%
Consolidated Communications, Inc., 9.75%, 04/01/2012 144A	12,000,000	12,060,000
FairPoint Communications, Inc.:
11.875%, 03/01/2010	3,000,000	3,495,000
12.50%, 05/01/2010 þ	11,000,000	12,045,000
Insight Midwest LP, 9.75%, 10/01/2009 þ	10,000,000	10,400,000
RCN Corp., 12.50%, 06/30/2008 	16,513,211	16,926,041

		54,926,041

Wireless Telecommunications Services 6.2%
American Tower Corp., 9.375%, 02/01/2009	13,000,000	13,942,500
AT&T Wireless Services, Inc., 7.875%, 03/01/2011	15,000,000	17,262,660
Centennial Communications Corp., 10.125%, 06/15/2013	15,000,000	15,525,000
Dobson Communications Corp., 10.875%, 07/01/2010 þ	8,500,000	7,437,500
Rural Cellular Corp.:
8.25%, 03/15/2012 144A	1,420,000	1,462,600
9.75%, 01/15/2010 þ	8,150,000	7,538,750

		63,169,010

[5]

EVERGREEN INCOME ADVANTAGE FUND SCHEDULE OF INVESTMENTS continued
July 31, 2004 (unaudited)
	Principal Amount	Value

CORPORATE BONDS (continued)
UTILITIES 1.6%
Multi-Utilities & Unregulated Power 1.6%
AES Corp., 9.50%, 06/01/2009 þ	$6,840,000	$7,455,600
Reliant Resources, Inc.:
9.25%, 07/15/2010 þ	4,000,000	4,280,000
9.50%, 07/15/2013	4,000,000	4,320,000

		16,055,600

Total Corporate Bonds (cost $1,323,431,348)		1,369,045,563

YANKEE OBLIGATIONS-CORPORATE 7.1%
CONSUMER DISCRETIONARY 0.9%
Media 0.9%
IMAX Corp., 9.625%, 12/01/2010 144A þ	9,950,000	9,353,000

FINANCIALS 0.8%
Diversified Financial Services 0.8%
Ship Finance International, Ltd., 8.50%, 12/15/2013 144A	8,640,000	8,337,600

HEALTH CARE 1.2%
Pharmaceuticals 1.2%
Jean Coutu Group, Inc., 8.50%, 08/01/2014 144A	12,500,000	12,453,125

INDUSTRIALS 0.7%
Marine 0.3%
CP Ships, Ltd., 10.375%, 07/15/2012	2,400,000	2,772,000

Transportation Infrastructure 0.4%
Sea Containers, Ltd., 10.50%, 05/15/2012	3,715,000	3,724,288

INFORMATION TECHNOLOGY 0.8%
Electronic Equipment & Instruments 0.8%
Celestica, Inc., 7.875%, 07/01/2011	7,805,000	8,019,637

MATERIALS 2.4%
Containers & Packaging 2.1%
Crown European Holdings SA, 10.875%, 03/01/2013	17,000,000	19,592,500
Stone Container Finance Co., 7.375%, 07/15/2014 144A	1,625,000	1,645,312

		21,237,812

Metals & Mining 0.1%
Gerdau Ameristeel Corp., 10.375%, 07/15/2011 þ	1,231,000	1,378,720

Paper & Forest Products 0.2%
Millar Western Forest Products, Ltd., 7.75%, 11/15/2013	1,645,000	1,686,125

TELECOMMUNICATION SERVICES 0.3%
Wireless Telecommunications Services 0.3%
Rogers Wireless, Inc., 6.375%, 03/01/2014	3,485,000	3,267,188

Total Yankee Obligations-Corporate (cost $71,091,599)		72,229,495

	Shares	Value

WARRANTS 0.3%
TELECOMMUNICATION SERVICES 0.3%
Diversified Telecommunication Services 0.0%
RCN Corp., Expiring 06/30/2013  *+	2,110,000	0

Wireless Telecommunications Services 0.3%
American Tower Escrow Corp., Expiring 08/01/2008 *	17,500	3,228,750

Total Warrants (cost $1,421,435)		3,228,750

[6]

EVERGREEN INCOME ADVANTAGE FUND SCHEDULE OF INVESTMENTS continued
July 31, 2004 (unaudited)
	Shares	Value

SHORT-TERM INVESTMENTS 20.3%
MUTUAL FUND SHARES 20.3%
Evergreen Institutional Money Market Fund ø	31,550,876	$31,550,876
Navigator Prime Portfolio þþ	175,503,950	175,503,950

Total Short-Term Investments (cost $207,054,826)		207,054,826

Total Investments (cost $1,602,999,208) 161.8%		1,651,558,634
Other Assets and Liabilities and Preferred Shares (61.8%)		(630,916,323)

Net Assets 100.0%		$1,020,642,311

144A
Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise noted, this security has been determined to be liquid under guidelines established by the Board of Trustees.
+	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected interest to be earned over the life of the bond which consists of the aggregate coupon-interest payments and discount at acquisition. The rate shown is the stated rate at the current period end.
*	Non-income producing security
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
þ	All or a portion of this security is on loan.
þþ	Represents investment of cash collateral received from securities on loan.
	No market quotation available. Valued at fair value as determined in good faith under procedures established by the Board of Trustees.
+	Security is deemed illiquid and is valued using market quotations where readily available. In the absence of market quotations, the security is valued based on its fair value determined under procedures approved by the Board of the Trustees.
Summary of Abbreviations
REIT	Real Estate Investment Trust

On July 31, 2004, the aggregate cost of securities for federal income tax purposes was $1,603,079,571. The gross unrealized appreciation and depreciation on securities based on tax cost was $58,391,973 and $9,912,910, respectively, with a net unrealized appreciation of $48,479,063.

[7]

Item 2 — Controls and Procedures

(a)

The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

Item 3 — Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)

Separate certifications for the registrant’s Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-3(d) under the Investment Company Act of 1940, are attached as EX-99.CERT.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Income Advantage Fund By: /s/ Dennis H. Ferro —————————————— Dennis H. Ferro Principal Executive Officer Date: September 22, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Dennis H. Ferro —————————————— Dennis H. Ferro Principal Executive Officer Date: September 22, 2004

By: /s/ Carol A. Kosel —————————————— Carol A. Kosel Principal Financial Officer Date: September 22, 2004